Common Stock and Additional Paid In Capital Dividends-General (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 24, 2015	May 08, 2014	Jul. 21, 2014	Oct. 15, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 15, 2011	Dec. 31, 2010	Dec. 08, 2010
Common Stock and Additional Paid-in Capital
Date of dividend payment	Mar. 23, 2015	May 29, 2014	Aug. 08, 2014	Nov. 07, 2014
Date of dividend record	Mar. 10, 2015	May 20, 2014	Aug. 01, 2014	Oct. 31, 2014
Dividend per share paid		$ 0.19	$ 0.19	$ 0.19
Dividends paid					$ 75,194	$ 0	$ 0
Common stock shares authorized					1,000,000,000	1,000,000,000		1,000,000,000	250,000,000	500
Preferred stock shares authorized					500,000,000	500,000,000		500,000,000
Common stock par value					$ 0.01	$ 0.01			$ 0.01	$ 20
Shares dividends									$ 103,125,000